Other Payables	12 Months Ended
Dec. 31, 2018
Disclosure of Other Payables [Abstract]
Other Payables
Note 8 - Other Payables

	December 31
	2018	2017
	€ in thousands
Employees and payroll accruals	111	241
Government authorities	185	227
SWAP and forward related balances	365	121
Accrued expenses	2,316	1,414
Current tax	126	184
	3,103	2,187